The calculation of basic and diluted earnings per share is as follows: (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net income for the year attributed to equity holders of the parent	R$ 3,751	R$ 2,864	R$ 3,194
Minimum mandatory dividend from net income for the year - preferred shares	1,309	986	509
Net income for the year not distributed - preferred shares	1,188	920	1,617
Total earnings - preferred shares (A)	2,497	1,906	2,126
Minimum mandatory dividend from net income for the year - common shares	657	496	256
Net income for the year not distributed - common shares	597	462	812
Total earnings - common shares (B)	R$ 1,254	R$ 958	R$ 1,068
Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	R$ 1.70	R$ 1.30	R$ 1.45
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.70	1.30	1.45
Continuing Operations Of Shareholder [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.70	1.30	1.35
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	R$ 1.70	R$ 1.30	R$ 1.35
Net income for the year from continuing operations attributed to equity holders of the parent	R$ 3,751	R$ 2,864	R$ 2,970
Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	1,309	986	509
Net income for the year from continuing operations not distributed – preferred shares	1,188	920	1,468
Total earnings from continuing operations - preferred shares (A.1)	2,497	1,906	1,977
Minimum mandatory dividend from net income for the year from continuing operations - common shares	657	496	256
Net income for the year from continuing operations not distributed – common shares	597	462	737
Total earnings from continuing operations - common shares (B.1)	R$ 1,254	R$ 958	R$ 993